CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 97	$ 11	$ 190	$ 33	$ 18	$ 44
License termination cost					1,969	(0)
General and administrative	118	126	371	344	494	565
Total operating expenses	215	137	561	377	2,481	609
Loss from operations	(215)	(137)	(561)	(377)	(2,481)	(609)
Other income (expense):
Gain on change in fair value of derivative liability	6,660	2,024	3,001	353	(3,846)	327
Gain on conversion of debt	(48)	240	1,130	398	334	125
Interest expense, net	(272)	(21)	(924)	(169)	(302)	(777)
Income (loss) before provision for income taxes	6,125	2,106	2,646	205	(6,295)	(934)
Provision for income taxes
Net income (loss)	$ 6,125	$ 2,106	$ 2,646	$ 205	(6,295)	(934)
Deemed dividend					(64)	(54)
Net loss attributable to common shareholders					$ (6,359)	$ (988)
Net loss per common share, basic and diluted					$ (10.93)	$ (141.69)
Weighted average shares outstanding					581,760	6,973
Net income (loss) per common share, basic	$ 0.81	$ 11.84	$ 0.39	$ 2.25
Net income (loss) per common share, diluted	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.05)
Weighted average shares outstanding, basic	7,612,241	181,774	6,740,889	94,764
Weighted average shares outstanding, diluted	38,536,773	7,230,566	20,928,472	7,143,556